Commitments	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
Commitments

NOTE 14 - Commitments

As of December 31, 2018, the Company’s significant commitments with unrelated parties and contingency are summarized as follows:

1)	The Company’s lease for its office in Fremont, California expires in May 2020. Rental expense for the nine-month periods ended December 31, 2018 and 2017 was $58,014 and $54,653 (unaudited), respectively, and was $15,618, $73,632 and $71,152 for the three-month period ended March 31, 2018 and for the year ended December 31, 2018 and 2017, respectively. As of December 31, 2018, future minimum lease payment is $77,352 for the next twelve-month period ending December 31, 2019.

2)	The Company has another lease for its Japan office expiring June 2020. Rental expense for the nine-month periods ended December 31, 2018 and 2017 was $28,578 and $30,475 (unaudited), respectively, and was $9,731, $38,309 and $55,043 for the three-month period ended March 31, 2018 and for the years ended December 31, 2018 and 2017, respectively. As of December 31, 2018, future minimum lease payment obligation is $35,572, including the 8% Japan consumption tax, for the next twelve-month period ending December 31, 2019.

3)	The Company assumed a lease for its Taiwan office expiring October 31, 2018 as a result of the acquisition of Aircom Taiwan. Rental expense was approximately $66,589 and $0 for the nine-month periods ended December 31, 2018 and 2017, respectively, and was $0, $0 and $0 for the three-month period ended March 31, 2018 and for the years ended December 31, 2018 and 2017, respectively. Aircom Taiwan is currently negotiating a renewal on the contract although there can be no assurance that a renewal lease will be signed on terms acceptable to the Company if at all. As of December 31, 2018, future minimum lease payment obligation is estimated to be $88,206 for the next twelve-month period ending December 31, 2019.

4)	The Company entered into a lease for its Hong Kong office on June 28, 2018, which expires on June 27, 2020. Rental expense for the nine-month periods ended December 31, 2018 was $26,550. As of December 31, 2018, future minimum lease payment is $45,974 for the next twelve-month period ending December 31, 2019.

5)	On June 20, 2018, the Company entered into a Cooperation Framework Agreement with Shenzhen Yihe Culture Media Co., Ltd. (“Yihe”), the authorized agent of Guangdong Tengnan Internet, pursuant to which Yihe will promote the development of strategic cooperation between the Company and Guangdong Tengnan Internet. Specifically, Yihe agreed to assist the Company with public relations and advertising, such as market and brand promotion, as well as brand recognition in China (excluding Hong Kong, Macao and Taiwan), including but not limited to news dissemination, creative planning and support of campaigns, financial public relations and internet advertising. More specifically, Yihe will help the Company develop a working application of the WeChat Pay payment solution as well as WeChat applets applicable for Chinese users and relating to cell phone and WiFi connectivity on airplanes, and Yihe will assist the Company in integrating other Tencent internet-based original product offerings. As compensation, the Company agreed to pay Yihe RMB 8 million (approximately US$1.2 million), with RMB 2,000,000 (approximately US$309,000) paid on June 29, 2018 and the remaining RMB 6,000,000 (approximately US$927,000) to be paid by August 15, 2018. However, the Company is currently working with Yihe to postpone the project as well as the remaining payment, although there can be no assurance that a postponement will be agreed upon on terms acceptable to the Company if at all.